Equity (Details) - Schedule of number of common shares issued and outstanding (Parentheticals) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Number Of Common Shares Issued And Outstanding Abstract
Common shares, par value	$ 0.01	$ 0.01
Earnout shares, par value	0.01	0.01
Restricted share awards, par value	$ 0.01	$ 0.01